SHARE-BASED COMPENSATION - Share incentive plans (Details)				1 Months Ended					9 Months Ended		12 Months Ended
	Oct. 26, 2018 shares	Dec. 30, 2016 shares	Jan. 07, 2008 shares	Dec. 31, 2018 shares	Nov. 30, 2018 $ / shares shares	Jul. 31, 2018 shares	Aug. 31, 2017 $ / shares shares	Jan. 31, 2017 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Mar. 31, 2017 $ / shares shares	Mar. 31, 2017 CNY (¥) shares	Mar. 31, 2016 shares	Oct. 31, 2007 shares	Apr. 30, 2005 shares
SHARE-BASED COMPENSATION
Compensation costs accelerated and recognized | ¥												¥ 877,321
ATA Online
SHARE-BASED COMPENSATION
Compensation costs accelerated and recognized | ¥												¥ 6,753,771
Options
SHARE-BASED COMPENSATION
Granted (in shares)										50,000		1,053,150		900,000
Granted (in dollars per share) | $ / shares									$ 2.35		$ 0.58		$ 1.71
Total-share based compensation expense | ¥										¥ 3,103,243		¥ 2,253,210		¥ 3,949,371
Number of share options				1,142,212					2,377,067	2,377,067	1,142,212	1,142,212	2,451,067	2,451,067	1,904,067
Options cancelled (in shares)					1,772,584							1,901,752
Vested cancelled (in shares)					1,215,114
Options | ATA Online
SHARE-BASED COMPENSATION
Options cancelled (in shares)						129,168
Options | Employees and officers
SHARE-BASED COMPENSATION
Vesting rate on the first anniversary (as a percent)					25.00%			25.00%
Vesting rate for remaining awards after the first anniversary and over 36 months (as a percent)					75.00%			75.00%
Vesting period for remaining 75% shares					36 months			36 months
Granted (in shares)				1,772,584	690,000			900,000
Granted (in dollars per share) | $ / shares					$ 0.578			$ 1.705
Vested immediately on the grant date (in shares)				1,412,336
Options | Employee
SHARE-BASED COMPENSATION
Vesting rate on the first anniversary (as a percent)							25.00%
Vesting rate for remaining awards after the first anniversary and over 36 months (as a percent)							75.00%
Vesting period for remaining 75% shares							36 months
Granted (in shares)					363,150		50,000
Granted (in dollars per share) | $ / shares							$ 2.35
Options | Certain employee and officer
SHARE-BASED COMPENSATION
Vesting period					4 years
Share options issued (in shares)					1,452,600
Non-vested shares
SHARE-BASED COMPENSATION
Non-vested shares granted												2,572,584		2,700,000
Total-share based compensation expense | ¥										¥ 3,682,812		¥ 7,456,157		¥ 964,953
Nonvested cancelled (in shares)					557,470	1,262,250
Non-vested shares | ATA Online
SHARE-BASED COMPENSATION
Nonvested cancelled (in shares)						1,262,250
Non-vested shares | Employees and officers
SHARE-BASED COMPENSATION
Non-vested shares granted								2,700,000
Vesting rate at the end of each year from the grant date over 4 years (as a percent)								25.00%
Vesting period								4 years
Non-vested shares | Directors
SHARE-BASED COMPENSATION
Vesting rate on the first anniversary (as a percent)					25.00%
Vesting rate for remaining awards after the first anniversary and over 36 months (as a percent)					75.00%
Vesting period for remaining 75% shares					36 months
Non-vested shares granted					800,000
2005 Share incentive plan
SHARE-BASED COMPENSATION
Shares authorized																3,310,300	2,894,000
2005 Share incentive plan | Options
SHARE-BASED COMPENSATION
Expiration term												10 years
Vesting rate on the first anniversary (as a percent)												25.00%
Vesting rate for remaining awards after the first anniversary and over 36 months (as a percent)												75.00%
Vesting period for remaining 75% shares												36 months
2008 Share incentive plan
SHARE-BASED COMPENSATION
Shares authorized		5,726,763	336,307
Annual increase in shares reserved (as a percent)			1.00%
Annual increase in shares reserved (in shares)			336,307
Expiration term		10 years	10 years
2008 Share incentive plan | Options
SHARE-BASED COMPENSATION
Expiration term												10 years
Vesting rate on the first anniversary (as a percent)												25.00%
Vesting rate for remaining awards after the first anniversary and over 36 months (as a percent)												75.00%
Vesting period for remaining 75% shares												36 months
2008 Share incentive plan | Non-vested shares
SHARE-BASED COMPENSATION
Vesting period for remaining 75% shares												36 months
Vesting rate at the end of each year from the grant date over 4 years (as a percent)												25.00%
Vesting period												4 years
Amendment and Restatement of 2008 Plan
SHARE-BASED COMPENSATION
Annual increase in shares reserved (as a percent)	1.00%
Common shares reserved for issuance	6,965,846
Second Amendment and Restatement of 2008 Plan]
SHARE-BASED COMPENSATION
Common shares reserved for issuance				6,965,846							6,965,846	6,965,846